Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1	Organization and principal activities

Aurora Mobile Limited (the “Company” and where appropriate, the term “Company” also refers to its subsidiaries and variable interest entity) is a limited company incorporated in the Cayman Islands under the laws of the Cayman Islands on April 9, 2014. The Company, through its subsidiaries and variable interest entity (“VIE”), are principally engaged in providing data solutions which include targeted marketing, industry insights, financial risk management and location-based intelligence services in the People’s Republic of China (the “PRC”).

As PRC laws and regulations prohibit and restrict foreign ownership of internet value-added businesses, the Company operates its business, primarily through the VIE. The Company, through JPush Information Consulting (Shenzhen) Co., Ltd. (“Shenzhen JPush” or “WFOE”) entered into powers of attorney and an exclusive option agreement with the nominee shareholders of the VIE, that gave WFOE the power to direct the activities that most significantly affect the economic performance of the VIE and to acquire the equity interests in the VIE when permitted by the PRC laws, respectively. In addition, pursuant to the supplementary agreements signed in March, 2018, the rights under the aforementioned power of attorney and the exclusive call option agreements were assigned to the board of directors of the Company (the “Board”) or any officer authorized by the Board, which entitled the Company to receive economic benefits from the VIE that potentially could be significant to the VIE.

Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of VIE agreements and a parent-subsidiary relationship exists between the Company and the VIE. Through the VIE agreements and the supplementary agreements, the shareholders of the VIE effectively assigned all of their voting rights underlying their equity in the VIE to the Company. In addition, through the exclusive business operation agreement, the Company, through its WFOE in the PRC, have the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Lastly, through the financial support agreement and the shareholder voting proxy agreement, the Company has the obligation to absorb losses of the VIE that could potentially be significant to the VIE. Therefore, the Company is considered the primary beneficiary of the VIE and consolidates the VIE as required by SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810.

The following is a summary of the VIE agreements:

Exclusive Option Agreements

Pursuant to the exclusive option agreements entered into between VIE’s nominee shareholders and the WFOE, the nominee shareholders irrevocably granted the WFOE an option to request the nominee shareholders to transfer or sell any part or all of its equity interests in the VIE, or any or all of the assets of the VIE, to the WFOE, or their designees. The purchase price of the equity interests in the VIE is equal to the minimum price required by PRC law. Without the WFOE’s prior written consent, the VIE and its nominee shareholders cannot amend its articles of association, increase or decrease the registered capital, sell or otherwise dispose of its assets or beneficial interest, create or allow any encumbrance on its assets or other beneficial interests and provide any loans or guarantees. The nominee shareholders cannot request any dividends or other form of assets. If dividends or other form of assets were distributed, the nominee shareholders are required to transfer all received distribution to the WFOE or their designees. These agreements are not terminated until all of the equity interest of the VIE is transferred to the WFOE or the person(s) designated by the WFOE. None of the nominee shareholders have the right to terminate or revoke the agreements under any circumstance unless otherwise regulated by law.

Equity Interest Pledge Agreements

Pursuant to the equity interest pledge agreements, each nominee shareholder of the VIE has pledged all of their respective equity interests in the VIE to WFOE as continuing first priority security interest to guarantee the performance of their and the VIE’s obligations under the powers of attorney agreement, the exclusive option agreement and the exclusive business cooperation agreement. WFOE is entitled to all dividends during the effective period of the share pledge except as it agrees otherwise in writing. If VIE or any of the nominee shareholder breaches its contractual obligations, WFOE will be entitled to certain rights regarding the pledged equity interests, including receiving proceeds from the auction or sale of all or part of the pledged equity interests of VIE in accordance with PRC law. None of the nominee shareholders shall, without the prior written consent of WFOE, assign or transfer to any third party, distribute dividends and create or cause any security interest and any liability in whatsoever form to be created on, all or any part of the equity interests it holds in the VIE. This agreement is not terminated until all of the technical support and consulting and service fees have been fully paid under the exclusive business cooperation agreement and all of VIE’s obligations have been terminated under the other controlling agreements. On December 16, 2014, the Company registered the equity pledge with the relevant office of the administration for industry and commerce in accordance with the PRC Property Rights Law.

1	Organization and principal activities (continued)

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement entered into by WFOE and VIE, WFOE provides exclusive technical support and consulting services in return for an annual service fee based on a certain percentage of the VIE’s audited total operating income, which is adjustable at the sole discretion of WFOE. Without WFOE’s consent, the VIE cannot procure services from any third party or enter into similar service arrangements with any other third party, except for those from WFOE. In addition, the profitable consolidated VIE has granted WFOE an exclusive right to purchase any or all of the business or assets of each of the profitable consolidated VIE at the lowest price permitted under PRC law. This agreement is irrevocable or can only be unilaterally revoked/amended by WFOE.

Powers of Attorney

Pursuant to the powers of attorney signed between VIE’s nominee shareholders and WFOE, each nominee shareholder irrevocably appointed WFOE as its attorney-in-fact to exercise on each shareholder’s behalf any and all rights that each shareholder has in respect of its equity interest in VIE (including but not limited to executing the exclusive right to purchase agreements, the voting rights and the right to appoint directors and executive officers of VIE). This agreement is effective and irrevocable as long as the nominee shareholder remains a shareholder of VIE.

In March 2018, the following supplementary agreements were entered into:

Financial Support Agreement

Pursuant to the financial support undertaking letter dated March 28, 2018, the Company is obligated to provide unlimited financial support to the VIE, to the extent permissible under the applicable PRC laws and regulations. The Company will not request repayment of the loans or borrowings if the VIE or its shareholders do not have sufficient funds or are unable to repay.

Shareholder Voting Proxy Agreement

 The Nominee Shareholders also re-signed the powers of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in VIE from the WFOE to the Company, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of the VIE pursuant to the powers of attorney agreement and the obligation to absorb the expected losses of VIE through the unlimited financial support, the WFOE ceased to be the primary beneficiary and the Company became the primary beneficiary of the VIE on March 28, 2018.

In the opinion of the Company’s legal counsel, (i) the ownership structure of the PRC subsidiary and the VIE are in compliance with the existing PRC laws and regulations; (ii) each of the VIE agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws or regulations and will not violate applicable PRC laws or regulations in effect; and (iii) are valid in accordance with the articles of association of the Company.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability to enforce its rights under these contractual arrangements. Furthermore, the nominee shareholders of the VIE may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the contractual agreements with the VIE.

In addition, if the current structure or any of the contractual arrangements is found to be in violation of any existing or future PRC laws or regulations, the Company could be subject to penalties, which could include, but not be limited to, revocation of business and operating licenses, discontinuing or restricting business operations, restricting the Company’s right to collect revenues, temporary or permanent blocking of the Company’s internet platforms, restructuring of the Company’s operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties could have a material adverse effect on the Company’s ability to conduct its business.

1	Organization and principal activities (continued)

The following table set forth the assets and liabilities of the VIE included in the Company’s consolidated balance sheets:

	As of December 31,
	2017	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	49,853	31,763	4,620
Restricted cash	115	115	17
Accounts receivable	49,561	141,705	20,609
Prepayments and other current assets	29,637	64,532	9,386
Amounts due from the Company and its subsidiaries	3,806	3,965	577
Amounts due from related parities	1,186	2,848	414
Total current assets	134,158	244,928	35,623
Non-current assets:
Long-term investments	10,000	71,512	10,401
Other receivables-non current	1,354	2,529	368
Property and equipment, net	24,258	46,271	6,730
Intangible assets, net	283	1,406	204
Long-term prepayment	—	11,000	1,600
Total non-current assets	35,895	132,718	19,303
Total assets	170,053	377,646	54,926
LIABILITIES:
Current liabilities:
Accounts payable	8,340	18,683	2,717
Deferred revenue and customer deposits	48,085	55,625	8,091
Accrued liabilities and other current liabilities	31,631	59,556	8,662
Amounts due to the Company and its subsidiaries	39,861	15,534	2,259
Amounts due to related parties	459	8,864	1,289
Total current liabilities	128,376	158,262	23,018
Non-current liabilities:
Amounts due to the Company and its subsidiaries	60,000	240,000	34,907
Other non-current liabilities	216	140	20
Deferred tax liabilities	5	—	—
Deferred revenue and customer deposits	330	—	—
Total non-current liabilities	60,551	240,140	34,927
Total liabilities	188,927	398,402	57,945

1	Organization and principal activities (continued)

The table sets forth the results of operations and cash flows of the VIE included in the company’s consolidated statements of comprehensive loss and cash flows.

	As of December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Revenues	70,148	284,348	709,594	103,206
Cost of revenues	(47,559)	(206,789)	(499,589)	(72,662)
Net income/(loss)	18,681	(40,003)	(16,785)	(2,441)
Net cash used in operating activities	7,590	(51,016)	(68,316)	(9,936)
Net cash used in investing activities	—	(10,000)	(104,675)	(15,224)
Net cash provided by financing activities	1,000	—	154,901	22,529

There were no pledges or collateralization of the VIE’s assets as of December 31, 2017 and 2018. The amount of net liabilities of the VIE was RMB 18,874 and RMB 20,756 (US$3,019) as of December 31, 2017 and 2018, respectively. Creditors of the VIE have no recourse to the general credit of the primary beneficiary of the VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The VIE holds certain assets, including data servers and related equipment for use in their operations. The VIE does not own any facilities except for the rental of certain office premises and data centers from third parties under operating lease arrangements. The VIE also holds certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all internally developed and expensed as incurred as they did not meet the capitalization criteria. The Company has not provided any financial or other support that it was not previously contractually required to provide to the VIE during the periods presented.